Other Assets and Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2016	Jan. 02, 2016
Offset asset and liability				$ 1,200,000
Discount for imputed interest	$ 21,000		$ 37,000
Percentage of discount for imputed interest calculated based on applicable federal rates			1.45%
Other liabilities	954,000
Other liabilities , current	288,525
Amortization of debt discount premium	15,000
Other assets	872,864
Cost of sales	291,000
Accumulated amortization	$ 291,000
Patent and Trademark [Member]
Patent and trademark amortized period	4 years
DermaWand [Member]
Trademarks and intellectual property	$ 1,200,000
Per unit fee and maintaining annual minimum royalty requirements		$ 2.50
Royalty expense		$ 782,000
DermaWand [Member] | 2016 [Member]
Trademarks and intellectual property	300,000
DermaWand [Member] | 2017 [Member]
Trademarks and intellectual property	300,000
DermaWand [Member] | 2018 [Member]
Trademarks and intellectual property	300,000
DermaWand [Member] | 2019 [Member]
Trademarks and intellectual property	$ 300,000